Description of Organization, Business Operations and Liquidity (Details Narrative)										6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 28, 2023 USD ($) $ / shares shares	Jun. 20, 2023 $ / shares shares	Jun. 07, 2023 shares	May 04, 2023 $ / shares shares	Apr. 04, 2023	Feb. 03, 2023 USD ($) $ / shares shares	Jan. 30, 2023 shares	Nov. 08, 2021 USD ($) $ / shares shares	Nov. 05, 2021 shares	Jun. 30, 2023 USD ($) Integer $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) Integer $ / shares shares	Mar. 23, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Condition for future business combination number of businesses minimum | Integer										1			1
Number of shares issued | shares		750,000
Deferred underwriting fee payable										$ 14,700,000		$ 14,700,000	$ 14,700,000
Payments for investment of cash in trust account												351,900,000
Condition for future business combination use of proceeds percentage										80.00%			80.00%
Condition for future business combination threshold ownership (as a percent)										50.00%			50.00%
Maximum net tangible assets										$ 5,000,001			$ 5,000,001
Conversion ratio							1
Cash withdrawn from Trust Account in connection with redemption										333,270,649
Cash and marketable securities held in Trust Account						$ 25,000,000				$ 25,675,938		351,915,805	$ 356,864,000
Past fee due balance														$ 151,000
Written notice description					On April 4, 2023, the Company received a written notice (the “April Notice”) from the Nasdaq indicating that the Company was not in compliance with Listing Rule 5450(b)(2)(A), requiring the Company to maintain a Market Value of Listed Securities (“MVLS”) of $50,000,000 for the continued listing of its securities on The Nasdaq Global Market. The April Notice is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on Nasdaq. The April Notice states that the Company has 180 calendar days, or until October 2, 2023, to regain compliance with Listing Rule 5450(b)(2)(A). If at any time during this compliance period the Company’s MLVS closes at $50,000,000 or more for a minimum of ten consecutive business days, Nasdaq will provide the Company with a written confirmation of compliance, and this matter will be closed.
Redemption limit percentage without prior consent										15.00%			15.00%
Obligation to redeem public shares if entity does not complete a business combination										100.00%			100.00%
Maximum allowed dissolution expenses										$ 100,000			$ 100,000
Cash held in operating bank accounts										25,000,000			129,186
Cash										556,010		$ 344,581	129,186
[custom:WorkingCapital-0]										821,285
Income on investments held in Trust Account										$ 2,100,000			$ 4,948,000
Months to complete acquisition													15 months
Redemption period upon closure													10 days
Working capital													$ 76,098
Tevogen Bio Securities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination, consideration transferred	$ 1,200,000,000
Stock issued for acquisition | shares	20,000,000
Business combination, description	(a) $15.00 per share for 20 out of any 30 consecutive trading days beginning on the Closing Date of the Merger Agreement until the 36-month anniversary of the Closing Date, in which case the holders of Tevogen Bio securities shall be entitled to receive an additional 6,666,667 shares of Common Stock, (b) $17.50 per share for 20 out of any 30 consecutive trading days beginning on the Closing Date of the Merger Agreement until the 36-month anniversary of the Closing Date, in which case the holders of Tevogen Bio securities shall be entitled to receive an additional 6,666,667 shares of Common Stock and (c) $20.00 per share for 20 out of any 30 consecutive trading days beginning on the Closing Date of the Merger Agreement until the 36-month anniversary of the Closing Date, in which case the holders of Tevogen Bio securities shall be entitled to receive an additional 6,666,666 shares of Common Stock. In addition, for each Earnout Share Payment, the Company will also issue to Sponsor an additional 1,500,000 shares of Company Common Stock.
Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares	1,500,000
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants issued to purchase ordinary shares (in shares) | shares										725,000			725,000
Tevogeb Bio Holdings Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price, per unit | $ / shares	$ 11.50
Charter Amendment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum period to file charter amendment						15 days
Cash withdrawn from Trust Account in connection with redemption						$ 332,000,000
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued upon conversion | shares							11,983,333
Common stock shares issued | shares							47,933,333			13,433,333		1,450,000	1,450,000
Common stock shares outstanding | shares							47,933,333			13,433,333		1,450,000	1,450,000
Common stock, par value | $ / shares	0.0001	$ 0.0001								$ 0.0001		$ 0.0001	$ 0.0001
Exrecise price | $ / shares	$ 11.50
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares cancelled | shares							11,983,333
Common stock shares issued | shares							0			0		11,983,333	11,983,333
Common stock shares outstanding | shares							0			0		11,983,333	11,983,333
Common stock, par value | $ / shares										$ 0.0001		$ 0.0001	$ 0.0001
Public Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock shares outstanding | shares						2,383,053
Public Shares [Member] | Charter Amendment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares held by the shareholders exercised their right to redeem shares | shares						32,116,947
Price per share | $ / shares						$ 10.34
SSVK Associates, LLC [Member] | Purchase Agreement [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares			7,988,889
SSVK Associates, LLC [Member] | Common Class A [Member] | Purchase Agreement [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants issued to purchase ordinary shares (in shares) | shares			500,000
Number of shares issued | shares			1,000,000	7,988,889
Purchase price, per unit | $ / shares				$ 1.00
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of units, net of underwriting discounts (in shares) | shares								30,000,000
Proceeds from issuance initial public offering								$ 300,000,000
Purchase price, per unit | $ / shares								$ 10.00		$ 10.20			$ 10.20
Deferred underwriting fee payable								$ 14,700,000
Offering costs								21,266,594
Underwriting fees								6,000,000
Other offering costs								566,594
Payments for investment of cash in trust account								$ 351,900,000
IPO [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price, per unit | $ / shares								$ 10.20
Payments for investment of cash in trust account								$ 351,900,000
IPO [Member] | Fee Reduction Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares	500,000
Deferred underwriting fee payable	$ 5,000,000
Deferred underwriting fee forfeited	$ 9,700,000
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants issued to purchase ordinary shares (in shares) | shares								1,360,000
Price of warrant | $ / shares								$ 10.00
Proceeds from sale of warrants								$ 13,600,000
Private Placement [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants issued to purchase ordinary shares (in shares) | shares								1,450,000
Price of warrant | $ / shares								$ 10.00
Proceeds from sale of warrants								$ 14,500,000
Private Placement [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of units, net of underwriting discounts (in shares) | shares								90,000
Proceeds from issuance initial public offering								$ 900,000
Private Placement [Member] | Sponsor [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants issued to purchase ordinary shares (in shares) | shares								1,300,000
Private Placement [Member] | SSVK Associates, LLC [Member] | Purchase Agreement [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares				1,000,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of units, net of underwriting discounts (in shares) | shares								4,500,000	4,500,000	4,500,000			4,500,000
Proceeds from issuance initial public offering								$ 45,000,000
Deferred underwriting fee payable								$ 2,700,000
Common Stock [Member] | Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares												11,983,333
Common Stock [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of units, net of underwriting discounts (in shares) | shares								30,000,000
Purchase price, per unit | $ / shares								$ 10.00
Proceeds from issuance initial public offering								$ 300,000,000